Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Changes in Equity
Cash dividends declared, per share	$ 0.46	$ 0.40	$ 0.40